Trade receivables - Summary of Current Trade Receivables (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Current Trade Receivables [Abstract]
Current receivables	SFr 1,419	SFr 1,548
Expected credit loss allowance	(248)	(227)
Total	SFr 1,171	SFr 1,321